LEASES (Details 2) $ in Millions	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 27
Less Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	1
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	3
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	3
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	2
Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities contractual undiscounted cash flows	$ 14